Risk Management - Summary of Maturity Analysis for Derivative Financial Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	₩ (167,845)	₩ (217,018)
Derivative financial assets, undiscounted cash flows	2,185,401	2,785,708
Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(167,719)	(212,123)
Derivative financial assets, undiscounted cash flows	1,670,415	1,947,516
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(126)	(4,895)
Derivative financial assets, undiscounted cash flows	479,524	838,192
Gross settlement | Not Designated as Hedging Instrument Others
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets, undiscounted cash flows	35,462
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(53,973)	(46,087)
Derivative financial assets, undiscounted cash flows	912,060	844,543
Less than 1 year | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(53,973)	(46,087)
Derivative financial assets, undiscounted cash flows	570,013	481,359
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	342,047	363,184
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(14,327)	(61,259)
Derivative financial assets, undiscounted cash flows	605,612	1,040,644
1~2 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
1~2 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(14,327)	(61,259)
Derivative financial assets, undiscounted cash flows	514,581	685,807
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	55,569	354,837
1~2 Years | Gross settlement | Not Designated as Hedging Instrument Others
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets, undiscounted cash flows	35,462
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(10,395)	(73,017)
Derivative financial assets, undiscounted cash flows	575,190	802,984
2~5 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
2~5 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(10,395)	(73,017)
Derivative financial assets, undiscounted cash flows	519,945	689,026
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	55,245	113,958
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(89,150)	(36,655)
Derivative financial assets, undiscounted cash flows	92,539	97,537
More than 5 years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
More than 5 years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(89,024)	(31,760)
Derivative financial assets, undiscounted cash flows	65,876	91,324
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(126)	(4,895)
Derivative financial assets, undiscounted cash flows	₩ 26,663	₩ 6,213